Investments (Detail) (Marketable securities [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Marketable securities [Member]
Available-for-sale Securities
Available-for-sale Securities, Amortized Cost	$ 17,608	$ 34,786	$ 24,819
Available-for-sales Securities, Gross Unrealized Losses	(1,799)	(10,443)	(4,975)
Available-for-sale Securities, Gross Unrealized Gains	199	2,722	0
Available-for-sale Securities, Estimated Fair Value	16,008	27,065	19,844
Unrealized Losses, Less than twelve months		(2,716)
Fair Value, Less than twelve months		7,728
Unrealized Losses, Twelve months or more		(7,727)
Fair Value, Twelve months or more		4,948
Unrealized Losses, Total		(10,443)
Fair Value, Total		$ 12,676